Note 6 - Earnings Per Share - Calculation of Basic and Diluted (Loss) Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net loss									$ (14,309,031)	$ (27,563,535)	$ (35,726,669)
Less loss attributable to noncontrolling interest									(648)	(855)
Deemed dividend on beneficial conversion feature of MT Preferred Stock										(46,000)
Net loss attributable to common stockholders	$ (3,882,000)	$ (59,000)	$ (6,681,000)	$ (3,686,000)	$ (2,510,000)	$ (8,071,000)	$ (9,691,000)	$ (7,337,000)	$ (14,308,383)	$ (27,608,680)	$ (35,726,669)
us-gaap_EarningsPerShareAbstract
Continuing operations (in dollars per share)									$ (0.05)	$ (0.15)	$ (0.20)
Discontinued operations (in dollars per share)									(0.04)	(0.03)	(0.04)
Attributable to common stockholders (in dollars per share)									$ (0.09)	$ (0.18)	$ (0.24)
Weighted average shares outstanding (basic and diluted) (in shares)									155,422,384	151,180,222	148,748,396